Subsequent events- Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended
	Feb. 28, 2022	Feb. 24, 2022	Dec. 31, 2021	May 03, 2021	Jan. 30, 2020
Accelerate share repurchase
Subsequent Events
Stock repurchase program authorized amount				$ 350	$ 500
EVERTEC Assets | Master service agreement
Subsequent Events
Business acquisition, ownership percentage			16.20%
Annual MSA CPI Escalation cap			5.00%
Subsequent event | Accelerate share repurchase
Subsequent Events
Stock repurchase program authorized amount	$ 400
Subsequent event | Accelerate share repurchase | Treasury stock
Subsequent Events
shareholders equity increase decrease recognized during the period	(320)
Subsequent event | Accelerate share repurchase | Capital surplus
Subsequent Events
shareholders equity increase decrease recognized during the period	$ (80)
Subsequent event | EVERTEC Assets | Master service agreement
Subsequent Events
Business acquisition, ownership percentage		10.50%
Business acquisition, aggregated equity value		$ 197
The calculation basis of each common stock per share of acquiree		$ 42.84
Subsequent event | EVERTEC Assets | Second Amended and Restated Master Service Agreement
Subsequent Events
Business Combination, Contingent Consideration Arrangements, Description		The Annual Minimum will equal (i) $170 million for each one-year period from the effective date of the Second A&R MSA through September 30, 2025; (ii) $165 million for each one-year period from October 1, 2025 through September 30, 2026; and (iii) $160 million for each one-year period from October 1, 2026 through September 30, 2028 (in each case, pro-rated for any partial one-year period).
Subsequent event | EVERTEC Assets | Second Amended and Restated Master Service Agreement | From the effective date through September 30, 2025
Subsequent Events
Minimum Annual Revenue of Acquiree		$ 170
Annual MSA CPI Escalation cap		1.50%
Subsequent event | EVERTEC Assets | Second Amended and Restated Master Service Agreement | From October 1, 2025 through September 30, 2026
Subsequent Events
Minimum Annual Revenue of Acquiree		$ 165
Service fees discount		10.00%
Subsequent event | EVERTEC Assets | Second Amended and Restated Master Service Agreement | From October 1, 2026 through September 30, 2028
Subsequent Events
Minimum Annual Revenue of Acquiree		$ 160
Subsequent event | EVERTEC Assets | Second Amended and Restated Master Service Agreement | From October 1, 2025 through September 30, 2028
Subsequent Events
Annual MSA CPI Escalation cap		2.00%
Subsequent event | EVERTEC Assets | Registration Rights Agreement
Subsequent Events
Maximum voting securities of EVERTEC a transferee that would control		50.00%
Maximum acquiree Common Stock issued and outstanding allow to sell percent		4.99%
Percent of shares owned in excess allowed for share conversion		4.50%
Maximum outstanding securities of any class of voting securities of EVERTEC that transferee (or group of associated transferees) would receive		2.00%
Business Combination, Contingent Consideration Arrangements, Description		The Non-Voting Preferred Stock will have identical rights and privileges as EVERTEC Common Stock, except that the Non-Voting Preferred Stock will be non-voting other than limited protective voting rights and will automatically convert into shares of EVERTEC Common Stock in the hands of a transferee after a transfer (i) in a widespread public distribution, (ii) to EVERTEC, (iii) in which no transferee (or group of associated transferees) would receive 2% or more of the outstanding securities of any class of voting securities of EVERTEC or (iv) to a transferee that would control more than 50% of every class of voting securities of EVERTEC without any such transfer.
Subsequent event | EVERTEC Assets | Other Commercial Agreements
Subsequent Events
Business Combination, Contingent Consideration Arrangements, Description		At the Closing, certain other commercial agreements will be entered into by and between Popular or BPPR (or both) and EVERTEC or EVERTEC Group, Inc., including (i) a Second Amended and Restated Independent Sales Organization Sponsorship and Services Agreement, pursuant to which BPPR will continue to sponsor EVERTEC Group as an independent sales organization with various credit card associations and will receive revenue sharing on a percentage of the net revenues of EVERTEC Group’s merchant acquiring business and person-to-business merchant services business, for an initial term commencing on the date of the Closing and ending on December 31, 2035 (a ten-year extension of the term of the currently effective agreement), and (ii) a Second Amended and Restated ATH Network Participation Agreement, pursuant to which BPPR will continue to be required to issue ATH-branded debit cards and may issue dual-branded debit cards having certain enhanced functionalities and will continue to have the ability to access the ATH Network and BPPR’s customers will continue to be able to access EVERTEC Group’s ATH Movil person-to-person and person-to-business services, for an initial term commencing on the date of the Closing and ending on September 30, 2030 (a five-year extension of the term of the currently effective agreement).